Schedule of Investments (unaudited)	iShares® North American Natural Resources ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 3.0%
Eagle Materials Inc.	10,771	$1,530,667
Martin Marietta Materials Inc.	15,865	5,581,466
Summit Materials Inc., Class A(a)	29,824	1,039,366
Vulcan Materials Co.	33,748	5,874,514
		14,026,013
Containers & Packaging — 9.3%
Amcor PLC	392,207	4,494,692
AptarGroup Inc.	16,734	2,356,817
Avery Dennison Corp.	21,117	4,439,638
Ball Corp.	83,498	6,765,008
Berry Global Group Inc.(a)	34,352	2,240,437
Crown Holdings Inc.	34,326	3,508,460
Graphic Packaging Holding Co.	72,223	1,310,125
Greif Inc., Class A, NVS.	6,741	408,168
International Paper Co.	99,647	6,109,358
O-I Glass Inc.(a)	40,128	655,290
Packaging Corp. of America	24,177	3,274,049
Pactiv Evergreen Inc.	10,353	156,020
Sealed Air Corp.	38,704	2,293,212
Silgan Holdings Inc.	19,918	826,597
Sonoco Products Co.	25,567	1,710,432
Westrock Co.	67,716	3,603,846
		44,152,149
Energy Equipment & Services — 5.4%
Baker Hughes Co.	185,051	4,232,116
ChampionX Corp.(a)	47,582	1,220,478
Halliburton Co.	226,322	5,232,565
Helmerich & Payne Inc.	27,417	894,617
Liberty Oilfield Services Inc., Class A(a)	22,201	314,366
NOV Inc.(a)	99,268	1,520,786
Schlumberger Ltd.	355,700	11,385,957
TechnipFMC PLC(a)(b)	107,650	974,232
		25,775,117
Metals & Mining — 15.7%
Agnico Eagle Mines Ltd.(b)	62,037	3,750,137
Alamos Gold Inc., Class A	99,801	763,478
Alcoa Corp.(a)(b)	47,451	1,748,095
Arconic Corp.(a)(b)	24,885	886,404
B2Gold Corp.	267,251	1,125,127
Barrick Gold Corp.	452,372	9,355,053
Coeur Mining Inc.(a)(b)	65,335	580,175
Compass Minerals International Inc.	8,641	512,066
Equinox Gold Corp.(a)(b)	66,527	462,363
First Majestic Silver Corp.(b)	49,796	787,275
Franco-Nevada Corp.(b)	48,591	7,049,096
Freeport-McMoRan Inc.	372,793	13,834,348
Hecla Mining Co.	136,093	1,012,532
Kinross Gold Corp.	321,240	2,039,874
Kirkland Lake Gold Ltd.	67,985	2,619,462
MP Materials Corp.(a)(b)	16,921	623,708
Newmont Corp.	203,794	12,916,464
NovaGold Resources Inc.(a)	61,488	492,519
Pan American Silver Corp.	53,436	1,526,666
Royal Gold Inc.	16,716	1,907,295
SSR Mining Inc.(b)	55,955	872,338
Teck Resources Ltd., Class B(b)	118,693	2,734,687
Turquoise Hill Resources Ltd.(a)(b)	25,058	422,728
Wheaton Precious Metals Corp.(b)	114,480	5,045,133
Security	Shares	Value

Metals & Mining (continued)
Yamana Gold Inc.	245,396	$1,035,571
		74,102,594
Oil, Gas & Consumable Fuels — 65.6%
Antero Midstream Corp.	72,782	756,205
Antero Resources Corp.(a)	70,580	1,060,817
APA Corp.	96,267	2,082,255
Cabot Oil & Gas Corp.	101,562	1,773,273
Cameco Corp.(b)	101,287	1,942,685
Canadian Natural Resources Ltd.	301,658	10,944,152
Cenovus Energy Inc.(b)	318,340	3,049,697
Cheniere Energy Inc.(a)	58,690	5,090,771
Chevron Corp.	451,337	47,273,037
Cimarex Energy Co.	26,195	1,897,828
CNX Resources Corp.(a)	55,974	764,605
ConocoPhillips	343,258	20,904,412
Continental Resources Inc./OK	15,877	603,802
CVR Energy Inc.	7,409	133,066
Denbury Inc.(a)	12,708	975,720
Devon Energy Corp.	151,531	4,423,190
Diamondback Energy Inc.	46,044	4,323,071
Enbridge Inc.	515,246	20,630,450
EOG Resources Inc.	148,453	12,386,918
EQT Corp.(a)	70,925	1,578,791
Equitrans Midstream Corp.	103,309	879,160
Exxon Mobil Corp.	779,752	49,186,756
Hess Corp.	69,826	6,097,206
HollyFrontier Corp.	37,977	1,249,443
Kinder Morgan Inc.	495,404	9,031,215
Marathon Oil Corp.	200,623	2,732,485
Marathon Petroleum Corp.	162,050	9,791,061
Matador Resources Co.	27,896	1,004,535
Murphy Oil Corp.	36,882	858,613
New Fortress Energy Inc.	12,607	477,553
Occidental Petroleum Corp.	213,693	6,682,180
ONEOK Inc.	113,332	6,305,793
Ovintiv Inc.	66,482	2,092,189
PDC Energy Inc.(b)	25,237	1,155,602
Pembina Pipeline Corp.	139,907	4,444,845
Phillips 66	111,381	9,558,717
Pioneer Natural Resources Co.	58,954	9,581,204
Range Resources Corp.(a)	65,967	1,105,607
Renewable Energy Group Inc.(a)	12,112	755,062
Southwestern Energy Co.(a)	165,154	936,423
Suncor Energy Inc.(b)	383,007	9,180,678
Targa Resources Corp.	58,211	2,587,479
TC Energy Corp.	248,957	12,328,351
Texas Pacific Land Corp.(b)	1,974	3,157,887
Valero Energy Corp.	103,976	8,118,446
Williams Companies Inc. (The)	309,005	8,204,083
World Fuel Services Corp.	16,070	509,901
		310,607,219
Paper & Forest Products — 0.8%
Domtar Corp.(a)	12,767	701,674
Louisiana-Pacific Corp.	25,985	1,566,636
West Fraser Timber Co. Ltd.	20,011	1,434,389
		3,702,699
Total Common Stocks — 99.8%
(Cost: $538,688,610)		472,365,791

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	15,786,662	$15,796,134
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	428,000	428,000
		16,224,134

Total Short-Term Investments — 3.5%
(Cost: $16,222,361)	16,224,134

Total Investments in Securities — 103.3%
(Cost: $554,910,971)	488,589,925

Other Assets, Less Liabilities — (3.3)%.	(15,393,059)

Net Assets—100.0%	$473,196,866

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,673,173	$12,123,082	(a)	$—		$(487)	$366	$15,796,134	15,786,662	$3,585	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	648,000	—		(220,000	)(a)	—	—	428,000	428,000	16		—
						$(487)	$366	$16,224,134		$3,601		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	1	09/17/21	$116	$(1,400)
S&P Select Sector Energy E-Mini Index	11	09/17/21	615	(5,650)
				$(7,050)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® North American Natural Resources ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$472,365,791	$—	$—	$472,365,791
Money Market Funds	16,224,134	—	—	16,224,134
	$488,589,925	$—	$—	$488,589,925
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(7,050)	$—	$—	$(7,050)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS                        Non-Voting Shares

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